RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES

8. RISKS AND UNCERTAINTIES

The Plan and its participants invest in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, liquidity, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is probable that changes in the value of investment securities will occur in the near term and such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.